Contingencies, commitments and restrictions on the distribution of profits - Ecuadorian Concession Agreement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 20, 2021	Jan. 31, 2020	Dec. 31, 2022	Jul. 06, 2018
Contingencies, commitments and restrictions on the distribution of profits
Percentage of annual concession fee to be paid	50.25%
Minimum
Contingencies, commitments and restrictions on the distribution of profits
Percentage of annual concession fee to be paid	55.25%
Maximum
Contingencies, commitments and restrictions on the distribution of profits
Percentage of annual concession fee to be paid	53.66%
Ecuador | TAGSA
Contingencies, commitments and restrictions on the distribution of profits
Percentage of gross revenues from tariffs and charges as annual concession required to pay to trust			55.25%
Performance guarantee			$ 3,000,000.0
Percentage of amount required to be paid to maintain performance bond			20.00%
Civil liability insurance premium paid			$ 563,000,000
Ecuador | ECOGAL
Contingencies, commitments and restrictions on the distribution of profits
Performance bond			700
Ecuador | Guayaquil Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Additional work to be completed				$ 32,200,000
Amount remain pending			8,000,000.0
Fixed amount required to pay per year for administrative services		$ 524,600,000	1,500,000
Performance bond			$ 4,000,000.0